Shareholder Fees	Jun. 30, 2026 USD ($)
WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree 3-7 Year Treasury Digital Fund | WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Long-Term Treasury Digital Fund | WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Equity Premium Income Digital Fund | WisdomTree Equity Premium Income Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Private Credit and Alternative Income Digital Fund | WisdomTree Private Credit and Alternative Income Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Treasury Money Market Digital Fund | WisdomTree Treasury Money Market Digital Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0